Intangable Assets, Net	12 Months Ended
Dec. 31, 2018
Intangable Assets, Net/Goodwill [Abstract]
INTANGABLE ASSETS, NET

NOTE 9 – INTANGABLE ASSETS, NET

	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,179,437	$3,178,785	$652
Trademarks	1,243,443	1,243,443	-
Patents	54,572,127	1,808,781	52,763,346
	$58,995,007	$6,231,009	$52,763,998

	As of December 31, 2017
	Gross carrying value	Accumulated amortization and impairment	Net carrying value

Software	$3,339,523	$2,185,438	$1,154,085
Trademarks	1,306,051	1,305,939	112
	$4,645,574	$3,491,377	$1,154,197

The Company recognized an impairment loss on software of $724,437, $0 and $0 for the years ended December 31, 2018, 2017 and 2016, respectively, for the railway platform software which was replaced by the software developed by Suzhou Superengine.

Amortization expense of intangible assets was $2,223,592, $613,066 and $642,913 for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending December 31,	Principal
2019	$5,457,673
2020	5,457,405
2021	5,457,213
2022	5,457,213
2023	5,457,213
Thereafter	25,477,281
$52,763,998